Results for the year - Segment Information - Net sales - Business segments and geographical areas (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Net sales	kr 290,403	kr 232,261	kr 176,954
Total sales growth as reported (as a percent)	25.00%	31.30%	25.70%
Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	kr 271,764	kr 215,098	kr 156,412
Rare disease
Disclosure of geographical areas [line items]
Net sales	18,639	17,163	20,542
Total GLP-1 | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	149,125	123,132	83,371
Ozempic | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	120,342	95,718	59,750
Rybelsus | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	23,301	18,750	11,299
Victoza | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	5,482	8,664	12,322
Total insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	55,373	48,022	52,952
Long-acting insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	19,095	14,905	16,741
Awigli | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	19	0	0
Tresiba | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	9,905	7,752	9,353
Xultophy | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	4,503	3,219	2,809
Levemir | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	4,668	3,934	4,579
Premix insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	10,789	9,574	10,562
Ryzodeg | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	4,929	3,730	2,889
NovoMix | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	5,860	5,844	7,673
Fast-acting insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	18,522	15,949	17,463
Fiasp | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	1,869	2,173	2,003
NovoRapid | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	16,653	13,776	15,460
Human insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	6,967	7,594	8,186
Other Diabetes care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	2,120	2,312	3,225
Total Diabetes care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	206,618	173,466	139,548
Total Obesity care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	65,146	41,632	16,864
Wegovy | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	58,206	31,343	6,188
Saxenda | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	6,940	10,289	10,676
Rare blood disorders | Rare disease
Disclosure of geographical areas [line items]
Net sales	12,138	11,776	11,706
Haemophilia A | Rare disease
Disclosure of geographical areas [line items]
Net sales	2,454	2,422	2,338
Haemophilia B | Rare disease
Disclosure of geographical areas [line items]
Net sales	1,306	1,061	759
NovoSeven | Rare disease
Disclosure of geographical areas [line items]
Net sales	7,983	7,958	8,308
Rare endocrine disorders | Rare disease
Disclosure of geographical areas [line items]
Net sales	4,993	3,836	7,138
Other Rare disease | Rare disease
Disclosure of geographical areas [line items]
Net sales	1,508	1,551	1,698
International Operations
Disclosure of geographical areas [line items]
Net sales	kr 112,231	kr 95,632	kr 85,847
Total sales growth as reported (as a percent)	17.40%	11.40%	16.70%
International Operations | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	kr 102,794	kr 86,149	kr 73,270
International Operations | Rare disease
Disclosure of geographical areas [line items]
Net sales	9,437	9,483	12,577
International Operations | Total GLP-1 | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	44,972	38,617	26,196
International Operations | Ozempic | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	29,055	26,378	17,369
International Operations | Rybelsus | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	12,231	7,389	3,155
International Operations | Victoza | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	3,686	4,850	5,672
International Operations | Total insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	38,978	37,230	38,760
International Operations | Long-acting insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	12,884	11,339	11,403
International Operations | Awigli | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	15	0	0
International Operations | Tresiba | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	6,494	5,864	6,092
International Operations | Xultophy | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	4,217	2,887	2,400
International Operations | Levemir | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	2,158	2,588	2,911
International Operations | Premix insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	10,143	9,342	10,023
International Operations | Ryzodeg | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	4,929	3,730	2,889
International Operations | NovoMix | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	5,214	5,612	7,134
International Operations | Fast-acting insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	10,563	10,415	10,826
International Operations | Fiasp | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	1,609	1,512	1,354
International Operations | NovoRapid | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	8,954	8,903	9,472
International Operations | Human insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	5,388	6,134	6,508
International Operations | Other Diabetes care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	1,856	1,987	2,428
International Operations | Total Diabetes care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	85,806	77,834	67,384
International Operations | Total Obesity care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	16,988	8,315	5,886
International Operations | Wegovy | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	11,425	1,913	54
International Operations | Saxenda | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	5,563	6,402	5,832
International Operations | Rare blood disorders | Rare disease
Disclosure of geographical areas [line items]
Net sales	6,442	6,432	6,671
International Operations | Haemophilia A | Rare disease
Disclosure of geographical areas [line items]
Net sales	1,906	1,939	1,769
International Operations | Haemophilia B | Rare disease
Disclosure of geographical areas [line items]
Net sales	649	584	479
International Operations | NovoSeven | Rare disease
Disclosure of geographical areas [line items]
Net sales	3,735	3,789	4,335
International Operations | Rare endocrine disorders | Rare disease
Disclosure of geographical areas [line items]
Net sales	2,032	2,045	4,904
International Operations | Other Rare disease | Rare disease
Disclosure of geographical areas [line items]
Net sales	963	1,006	1,002
EMEA
Disclosure of geographical areas [line items]
Net sales	kr 60,402	kr 50,867	kr 44,236
Total sales growth as reported (as a percent)	18.70%	15.00%	17.30%
EMEA | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	kr 54,699	kr 45,366	kr 37,405
EMEA | Rare disease
Disclosure of geographical areas [line items]
Net sales	5,703	5,501	6,831
EMEA | Total GLP-1 | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	24,559	20,725	14,855
EMEA | Ozempic | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	16,001	14,327	10,417
EMEA | Rybelsus | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	7,136	4,232	1,714
EMEA | Victoza | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	1,422	2,166	2,724
EMEA | Total insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	19,019	18,287	18,218
EMEA | Long-acting insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	7,686	7,103	7,157
EMEA | Awigli | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	9	0	0
EMEA | Tresiba | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	3,876	3,435	3,485
EMEA | Xultophy | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	2,185	1,831	1,716
EMEA | Levemir | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	1,616	1,837	1,956
EMEA | Premix insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	2,637	2,570	2,622
EMEA | Ryzodeg | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	701	587	495
EMEA | NovoMix | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	1,936	1,983	2,127
EMEA | Fast-acting insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	6,934	6,695	6,456
EMEA | Fiasp | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	1,289	1,266	1,138
EMEA | NovoRapid | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	5,645	5,429	5,318
EMEA | Human insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	1,762	1,919	1,983
EMEA | Other Diabetes care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	688	661	717
EMEA | Total Diabetes care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	44,266	39,673	33,790
EMEA | Total Obesity care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	10,433	5,693	3,615
EMEA | Wegovy | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	7,513	1,913	54
EMEA | Saxenda | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	2,920	3,780	3,561
EMEA | Rare blood disorders | Rare disease
Disclosure of geographical areas [line items]
Net sales	3,924	4,021	3,795
EMEA | Haemophilia A | Rare disease
Disclosure of geographical areas [line items]
Net sales	1,231	1,271	1,137
EMEA | Haemophilia B | Rare disease
Disclosure of geographical areas [line items]
Net sales	436	377	294
EMEA | NovoSeven | Rare disease
Disclosure of geographical areas [line items]
Net sales	2,168	2,285	2,311
EMEA | Rare endocrine disorders | Rare disease
Disclosure of geographical areas [line items]
Net sales	1,038	699	2,232
EMEA | Other Rare disease | Rare disease
Disclosure of geographical areas [line items]
Net sales	741	781	804
Region China
Disclosure of geographical areas [line items]
Net sales	kr 18,501	kr 16,687	kr 16,209
Total sales growth as reported (as a percent)	10.90%	2.90%	1.20%
Region China | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	kr 18,088	kr 16,094	kr 15,353
Region China | Rare disease
Disclosure of geographical areas [line items]
Net sales	413	593	856
Region China | Total GLP-1 | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	7,248	6,208	3,737
Region China | Ozempic | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	5,762	4,821	2,196
Region China | Rybelsus | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	511	131	63
Region China | Victoza | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	975	1,256	1,478
Region China | Total insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	9,760	8,848	10,302
Region China | Long-acting insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	2,696	1,649	1,636
Region China | Awigli | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	6	0	0
Region China | Tresiba | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	978	848	1,050
Region China | Xultophy | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	1,414	409	45
Region China | Levemir | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	298	392	541
Region China | Premix insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	4,784	4,441	4,912
Region China | Ryzodeg | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	2,782	1,965	1,218
Region China | NovoMix | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	2,002	2,476	3,694
Region China | Fast-acting insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	1,474	1,545	1,942
Region China | Fiasp | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	0	0	0
Region China | NovoRapid | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	1,474	1,545	1,942
Region China | Human insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	806	1,213	1,812
Region China | Other Diabetes care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	782	892	1,181
Region China | Total Diabetes care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	17,790	15,948	15,220
Region China | Total Obesity care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	298	146	133
Region China | Wegovy | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	196	0	0
Region China | Saxenda | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	102	146	133
Region China | Rare blood disorders | Rare disease
Disclosure of geographical areas [line items]
Net sales	363	372	604
Region China | Haemophilia A | Rare disease
Disclosure of geographical areas [line items]
Net sales	236	223	81
Region China | Haemophilia B | Rare disease
Disclosure of geographical areas [line items]
Net sales	17	13	13
Region China | NovoSeven | Rare disease
Disclosure of geographical areas [line items]
Net sales	110	136	510
Region China | Rare endocrine disorders | Rare disease
Disclosure of geographical areas [line items]
Net sales	41	216	246
Region China | Other Rare disease | Rare disease
Disclosure of geographical areas [line items]
Net sales	9	5	6
Rest of World
Disclosure of geographical areas [line items]
Net sales	kr 33,328	kr 28,078	kr 25,402
Total sales growth as reported (as a percent)	18.70%	10.50%	28.20%
Rest of World | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	kr 30,007	kr 24,689	kr 20,512
Rest of World | Rare disease
Disclosure of geographical areas [line items]
Net sales	3,321	3,389	4,890
Rest of World | Total GLP-1 | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	13,165	11,684	7,604
Rest of World | Ozempic | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	7,292	7,230	4,756
Rest of World | Rybelsus | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	4,584	3,026	1,378
Rest of World | Victoza | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	1,289	1,428	1,470
Rest of World | Total insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	10,199	10,095	10,240
Rest of World | Long-acting insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	2,502	2,587	2,610
Rest of World | Awigli | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	0	0	0
Rest of World | Tresiba | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	1,640	1,581	1,557
Rest of World | Xultophy | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	618	647	639
Rest of World | Levemir | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	244	359	414
Rest of World | Premix insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	2,722	2,331	2,489
Rest of World | Ryzodeg | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	1,446	1,178	1,176
Rest of World | NovoMix | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	1,276	1,153	1,313
Rest of World | Fast-acting insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	2,155	2,175	2,428
Rest of World | Fiasp | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	320	246	216
Rest of World | NovoRapid | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	1,835	1,929	2,212
Rest of World | Human insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	2,820	3,002	2,713
Rest of World | Other Diabetes care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	386	434	530
Rest of World | Total Diabetes care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	23,750	22,213	18,374
Rest of World | Total Obesity care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	6,257	2,476	2,138
Rest of World | Wegovy | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	3,716	0	0
Rest of World | Saxenda | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	2,541	2,476	2,138
Rest of World | Rare blood disorders | Rare disease
Disclosure of geographical areas [line items]
Net sales	2,155	2,039	2,272
Rest of World | Haemophilia A | Rare disease
Disclosure of geographical areas [line items]
Net sales	439	445	551
Rest of World | Haemophilia B | Rare disease
Disclosure of geographical areas [line items]
Net sales	196	194	172
Rest of World | NovoSeven | Rare disease
Disclosure of geographical areas [line items]
Net sales	1,457	1,368	1,514
Rest of World | Rare endocrine disorders | Rare disease
Disclosure of geographical areas [line items]
Net sales	953	1,130	2,426
Rest of World | Other Rare disease | Rare disease
Disclosure of geographical areas [line items]
Net sales	213	220	192
North America Operations
Disclosure of geographical areas [line items]
Net sales	kr 178,172	kr 136,629	kr 91,107
Total sales growth as reported (as a percent)	30.40%	50.00%	35.40%
North America Operations | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	kr 168,970	kr 128,949	kr 83,142
North America Operations | Rare disease
Disclosure of geographical areas [line items]
Net sales	9,202	7,680	7,965
North America Operations | Total GLP-1 | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	104,153	84,515	57,175
North America Operations | Ozempic | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	91,287	69,340	42,381
North America Operations | Rybelsus | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	11,070	11,361	8,144
North America Operations | Victoza | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	1,796	3,814	6,650
North America Operations | Total insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	16,395	10,792	14,192
North America Operations | Long-acting insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	6,211	3,566	5,338
North America Operations | Awigli | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	4	0	0
North America Operations | Tresiba | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	3,411	1,888	3,261
North America Operations | Xultophy | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	286	332	409
North America Operations | Levemir | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	2,510	1,346	1,668
North America Operations | Premix insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	646	232	539
North America Operations | Ryzodeg | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	0	0	0
North America Operations | NovoMix | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	646	232	539
North America Operations | Fast-acting insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	7,959	5,534	6,637
North America Operations | Fiasp | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	260	661	649
North America Operations | NovoRapid | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	7,699	4,873	5,988
North America Operations | Human insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	1,579	1,460	1,678
North America Operations | Other Diabetes care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	264	325	797
North America Operations | Total Diabetes care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	120,812	95,632	72,164
North America Operations | Total Obesity care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	48,158	33,317	10,978
North America Operations | Wegovy | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	46,781	29,430	6,134
North America Operations | Saxenda | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	1,377	3,887	4,844
North America Operations | Rare blood disorders | Rare disease
Disclosure of geographical areas [line items]
Net sales	5,696	5,344	5,035
North America Operations | Haemophilia A | Rare disease
Disclosure of geographical areas [line items]
Net sales	548	483	569
North America Operations | Haemophilia B | Rare disease
Disclosure of geographical areas [line items]
Net sales	657	477	280
North America Operations | NovoSeven | Rare disease
Disclosure of geographical areas [line items]
Net sales	4,248	4,169	3,973
North America Operations | Rare endocrine disorders | Rare disease
Disclosure of geographical areas [line items]
Net sales	2,961	1,791	2,234
North America Operations | Other Rare disease | Rare disease
Disclosure of geographical areas [line items]
Net sales	545	545	696
US
Disclosure of geographical areas [line items]
Net sales	kr 167,402	kr 127,534	kr 84,656
Total sales growth as reported (as a percent)	31.30%	50.60%	34.40%
US | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	kr 158,933	kr 120,504	kr 77,383
US | Rare disease
Disclosure of geographical areas [line items]
Net sales	8,469	7,030	7,273
US | Total GLP-1 | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	96,695	77,683	53,167
US | Ozempic | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	84,201	63,010	38,750
US | Rybelsus | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	10,795	11,060	8,011
US | Victoza | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	1,699	3,613	6,406
US | Total insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	15,478	9,818	13,054
US | Long-acting insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	5,538	2,931	4,685
US | Awigli | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	0	0	0
US | Tresiba | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	2,806	1,333	2,723
US | Xultophy | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	281	325	399
US | Levemir | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	2,451	1,273	1,563
US | Premix insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	632	216	517
US | Ryzodeg | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	0	0	0
US | NovoMix | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	632	216	517
US | Fast-acting insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	7,773	5,265	6,247
US | Fiasp | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	213	618	606
US | NovoRapid | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	7,560	4,647	5,641
US | Human insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	1,535	1,406	1,605
US | Other Diabetes care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	213	267	660
US | Total Diabetes care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	112,386	87,768	66,881
US | Total Obesity care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	46,547	32,736	10,502
US | Wegovy | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	45,770	29,430	6,134
US | Saxenda | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	777	3,306	4,368
US | Rare blood disorders | Rare disease
Disclosure of geographical areas [line items]
Net sales	5,387	5,070	4,710
US | Haemophilia A | Rare disease
Disclosure of geographical areas [line items]
Net sales	537	468	543
US | Haemophilia B | Rare disease
Disclosure of geographical areas [line items]
Net sales	486	336	152
US | NovoSeven | Rare disease
Disclosure of geographical areas [line items]
Net sales	4,135	4,065	3,811
US | Rare endocrine disorders | Rare disease
Disclosure of geographical areas [line items]
Net sales	2,922	1,757	2,205
US | Other Rare disease | Rare disease
Disclosure of geographical areas [line items]
Net sales	kr 160	kr 203	kr 358